Financial instruments and financial risk factors	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Text Block [Abstract]
Financial instruments and financial risk factors
10.	Financial instruments and financial risk factors
Fair values
The Company’s financial instruments consist of cash, accounts receivables, accounts payable and accrued liabilities, loans payable. The fair values of the cash, trade receivables, accounts payable and accrued liabilities approximate their carrying amounts because of their current nature.
Fair value hierarchy levels 1 to 3 are based on th
e
 degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

•
Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company’s financial assets measured at fair value on a recurring basis were calculated as follows:

	Balance $	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $
As at July 31 , 2021
Accounts receivable	3,255,981	—	3,255,981	—

	3,255,981	—	3,255,981	—

As at October 31, 2020
Accounts receivable	890,229	—	890,229	—

	890,229	—	890,229	—

See note 3 above for additional details related to measurement of accounts receivable. The Company’s financial liabilities measured at fair value on a recurring basis were calculated as follows:

	Balance $	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $
As at July 31 , 2021
Restricted share units	3,259,010	—	3,259,010	—

	3,259,010	—	3,259,010	—

As at October 31, 2020
Restricted share units	171,849	—	171,849	—

	171,849	—	171,849	—

Currency risk
It is management’s opinion that the Company is not exposed to significant currency risk as its cash is denominated in both Canadian and U.S. dollars and funds its operations accordingly.
Interest rate risk
Interest rate risk is the risk arising from the effect of changes in prevailing interest rates on the Company’s financial instruments. The Company is not exposed to significant interest rate risk, as it has no variable interest rate debt.
Credit, liquidity, and market risks
Credit risks associated with cash are minimal as the Company deposits majority of its cash with a large Canadian financial institution. The Company’s credit risks associated with receivables are managed and exposure to potential loss is assessed as minimal. Ultimate responsibility for liquidity risk management rests with the board of directors, which has established an appropriate liquidity risk management framework for the management of the Company’s short-term, medium and long-term funding and liquidity requirements. Market risks associated with short-term investments are assessed as minimal as they are considered short
-term
in nature.
Capital risk management
The Company manages its capital to ensure that entities in the Company will be able to continue a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
The capital structure of the Company consists of net debt (borrowings after deducting cash and bank balances) and equity of the Company (comprising issued share capital, contributed surplus and accumulated deficit as disclosed in Note 9).
The Company is not subject to any externally imposed capital requirements. The Company’s Board of Directors reviews the capital structure on a semi-annual basis. As part of this review, the Board considers the cost of capital and the risks associated with each class of capital.

10.	Financial instruments and financial risk factors
Fair values
The Company’s financial instruments consist of cash, accounts receivables, accounts payable and accrued liabilities, loans payable, convertible debt and the conversion feature of the convertible debt. The fair values of the cash, trade receivables, accounts payable and accrued liabilities approximate their carrying amounts because of their current nature.
Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

•
Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
There were no transfers between the levels during the current or prior year.
The Company’s financial assets measured at fair value on a recurring basis were calculated as follows:

	Balance	Quoted prices in active markets for identical assets	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$
As at October 31, 2020
Accounts receivable	890,229	—	890,229	—

	890,229	—	890,229	—

As at October 31, 2019
Accounts receivable	822,679	—	822,679	—

	822,679	—	822,679	—

The Company’s financial liabilities measured at fair value on a recurring basis were calculated as follows:

	Balance	Quoted prices in active markets for identical assets	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$
As at October 31, 2020
Restricted share units	171,849	—	171,849	—

	171,849	—	171,849	—

As at October 31, 2019
Conversion feature of convertible debt	94,985	—	94,985	—

	94,985	—	94,985	—

Currency risk
It is management’s opinion that the Company is not exposed to significant currency risk as its cash is denominated in both Canadian and US dollars and funds its operations accordingly.
Interest rate risk
Interest rate risk is the risk arising from the effect of changes in prevailing interest rates on the Company’s financial instruments. The Company is not exposed to significant interest rate risk, as it has no variable interest rate debt.
Credit, liquidity, and market risks
Credit risks associated with cash are minimal as the Company deposits majority of its cash with a large Canadian financial institution. The Company’s credit risks associated with receivables are managed and exposure to potential loss is assessed as minimal. Ultimate responsibility for liquidity risk management rests with the board of directors, which has established an appropriate liquidity risk management framework for the management of the Company’s short-term, medium and long-term funding and liquidity requirements. Market risks associated with short-term investments are assessed as minimal as they are considered short
-term
in nature.
All of the Company’s financial liabilities have maturities as follows:

	Carrying amount	Contractual cash flows	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
	$	$	$	$	$	$	$	$
As at October 31, 2020
Accounts payable and accrued liabilities	4,364,372	4,364,372	4,364,372	—	—	—	—	—
Restricted share units	171,849	171,849	171,849	—	—	—	—	—
Lease liabilities	3,613,170	4,529,662	805,946	680,943	568,434	584,269	479,833	1,410,237
Loan payable	2,247,878	2,628,652	1,782,888	845,763	—	—	—	—
Restoration provisions	321,400	333,866	—	81,166	—	—	52,627	200,074

	10,718,669	12,028,401	7,125,055	1,607,872	568,434	584,269	532,460	1,610,311

As at October 31, 2019
Accounts payable and accrued liabilities	1,148,986	1,148,986	1,148,986	—	—	—	—	—
Convertible debt	384,207	471,126	—	—	471,126	—	—	—
Conversion feature of convertible debt	94,985	—	—	—	—	—	—	—
Loan payable	87,381	87,381	7,282	7,282	7,282	7,282	7,282	50,971

	1,715,559	1,707,493	1,156,268	7,282	478,408	7,282	7,282	50,971

Capital risk management
The Company manages its capital to ensure that entities in the Company will be able to continue a going concern while maximising the return to shareholders through the optimisation of the debt and equity balance.
The capital structure of the Company consists of net debt (borrowings disclosed in notes 8 after deducting cash and bank balances) and equity of the Company (comprising issued share capital, contributed surplus and accumulated deficit as disclosed in Note 9).
The Company is not subject to any externally imposed capital requirements. The Company’s risk management committee reviews the capital structure on a semi-annual basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital.